CONSOLIDATED STATEMENTS OF INCOME OR LOSS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenue	SFr 3,018.0	SFr 3,035.2	SFr 3,035.2
Direct costs	(830.1)	(834.6)	(819.6)
Personnel expenses	(407.0)	(416.7)	(438.3)
Other operating income and capitalized labor	68.1	105.7	61.7
Other operating expenses	(696.4)	(758.8)	(750.2)
Depreciation of right-of-use assets	(129.7)	(128.0)	(145.4)
Depreciation and amortization	(917.9)	(992.1)	(1,028.8)
Operating income (loss)	105.0	10.7	(85.4)
Financial income	257.7	574.7	456.7
Financial expenses	(742.6)	(957.2)	(340.2)
Share of gains (losses) of equity method investments	1.3	(0.3)	2.2
Income (loss) before taxes	(378.6)	(372.1)	33.3
Income tax benefit (expense)	16.7	59.9	50.7
Net income (loss)	(361.9)	(312.2)	84.0
Attributable to:
Sunrise Communications AG shareholders	(365.8)	(316.1)	80.5
Non-controlling interest	SFr 3.9	SFr 3.9	SFr 3.5
Class A Common Shares
Earnings (loss) per share
Basic earnings (loss) per share (in SFr per share)	SFr (5.1)	SFr (4.4)	SFr 1.1
Diluted earnings (loss) per share (in SFr per share)	(5.1)	(4.4)	1.1
Class B Common Shares
Earnings (loss) per share
Basic earnings (loss) per share (in SFr per share)	(0.5)	(0.4)	0.1
Diluted earnings (loss) per share (in SFr per share)	SFr (0.5)	SFr (0.4)	SFr 0.1